Segment Revenue and Expenses - Summary of Earnings (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Impairment losses		$ (1,917)		$ (10)
Impairment reversals			$ 900	1,058
Profit/(loss) before tax and net finance costs		3,307	9,186	3,493
Operating revenue		13,994	16,817	6,962
Gross profit/(loss)		6,475	10,277	3,117
Other income		322	735	139
Depreciation of lease assets		(350)	(308)
Oil and gas properties [member]
Disclosure of operating segments [line items]
Impairment losses	$ (68)
Impairment reversals			900
Land and buildings [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Impairment losses	$ 0
Impairment reversals			87
Operating segments [member]
Disclosure of operating segments [line items]
Impairment losses		(1,917)		(10)
Impairment reversals			900	1,058
Profit/(loss) before tax and net finance costs		3,307	9,186	3,493
Other revenue		193	202	184
Operating revenue		13,994	16,817	6,962
Cost of sales		(7,519)	(6,540)	(3,845)
Insurance		(60)	(43)	(31)
Gross profit/(loss)		6,475	10,277	3,117
Other income		322	735	139
Exploration and evaluation expenditure		(279)	(296)	(54)
Amortisation of permit acquisition		(4)	(10)	(3)
Write-offs		(77)	(164)	(265)
Exploration and evaluation		(360)	(470)	(322)
General, administrative and other costs		(453)	(791)	(158)
Depreciation of other plant and equipment				(30)
Depreciation of lease assets		(179)	(140)	(108)
Restoration movement		(147)	(272)	(68)
Other		(434)	(1,053)	(125)
Other costs		(1,213)	(2,256)	(489)
Other expenses		(1,573)	(2,726)	(811)
Operating segments [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(3,956)	(2,798)	(1,549)
Operating segments [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(67)	(54)	(51)
Operating segments [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(125)	(107)	(79)
Operating segments [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(3,764)	(2,637)	(1,419)
Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Impairment losses		(534)		(10)
Impairment reversals			900	1,058
Profit/(loss) before tax and net finance costs		4,487	9,415	3,711
Other revenue		18	(280)	(89)
Operating revenue		9,802	12,299	5,240
Cost of sales		(4,660)	(4,181)	(2,488)
Insurance		(41)	(35)	(32)
Gross profit/(loss)		5,142	8,118	2,752
Other income		160	722	97
Exploration and evaluation expenditure		(24)	(20)	(16)
Amortisation of permit acquisition			(1)
Write-offs		(31)
Exploration and evaluation		(55)	(21)	(16)
General, administrative and other costs			(13)	(5)
Depreciation of lease assets		(50)	(49)	(28)
Restoration movement		(125)	(234)	(80)
Other		(51)	(8)	(57)
Other costs		(226)	(304)	(170)
Other expenses		(281)	(325)	(186)
Operating segments [member] | Australia [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue		(166)	(455)	(236)
Operating segments [member] | Australia [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(2,754)	(2,326)	(1,549)
Operating segments [member] | Australia [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(62)	(51)	(51)
Operating segments [member] | Australia [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(101)	(107)	(79)
Operating segments [member] | Australia [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(2,591)	(2,168)	(1,419)
Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Impairment losses		(1,383)
Profit/(loss) before tax and net finance costs		(808)	125	(317)
Other revenue		(15)	(5)
Operating revenue		2,549	1,570
Cost of sales		(1,689)	(837)
Insurance		(11)	(7)
Gross profit/(loss)		860	733
Other income		54	4	(2)
Exploration and evaluation expenditure		(253)	(277)	(27)
Amortisation of permit acquisition		(4)	(9)	(2)
Write-offs		(46)	(164)	(265)
Exploration and evaluation		(303)	(450)	(294)
General, administrative and other costs			(21)	(1)
Depreciation of lease assets		(14)	(11)
Restoration movement		(22)	(46)	12
Other			(84)	(32)
Other costs		(36)	(162)	(21)
Other expenses		(339)	(612)	(315)
Operating segments [member] | International [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue		(15)	(5)
Operating segments [member] | International [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(1,168)	(439)
Operating segments [member] | International [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(5)	(3)
Operating segments [member] | International [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(24)	0
Operating segments [member] | International [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(1,139)	(436)
Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Impairment losses		0
Profit/(loss) before tax and net finance costs		375	848	354
Other revenue		190	487	273
Operating revenue		1,643	2,948	1,722
Cost of sales		(1,110)	(1,620)	(1,397)
Gross profit/(loss)		533	1,328	325
Other income		26	5	1
General, administrative and other costs			(10)
Depreciation of lease assets		(75)
Other		(109)	(475)
Other				28
Other costs		(184)	(485)	28
Other expenses		(184)	(485)	28
Operating segments [member] | Marketing [member] | External Customers [member]
Disclosure of operating segments [line items]
Operating revenue		181	460	236
Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Impairment losses		0
Profit/(loss) before tax and net finance costs		(747)	(1,202)	(255)
Cost of sales		(60)	98	40
Insurance		(8)	(1)	1
Gross profit/(loss)		(60)	98	40
Other income		82	4	43
Exploration and evaluation expenditure		(2)	1	(11)
Amortisation of permit acquisition				(1)
Exploration and evaluation		(2)	1	(12)
General, administrative and other costs		(453)	(747)	(152)
Depreciation of other plant and equipment				(30)
Depreciation of lease assets		(40)	(80)	(80)
Restoration movement			8
Other		(274)	(486)	(64)
Other costs		(767)	(1,305)	(326)
Other expenses		(769)	(1,304)	(338)
Operating segments [member] | Corporate/Other [member] | Oil and gas properties [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(34)	(33)	0
Operating segments [member] | Corporate/Other [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Depreciation and amortisation		(34)	(33)	0
Liquefied natural gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		8,165	11,289	5,359
Liquefied natural gas [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		6,867	8,855	3,910
Liquefied natural gas [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		1,298	2,434	1,449
Pipeline gas [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		1,374	1,362	43
Pipeline gas [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		1,088	1,086	43
Pipeline gas [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		286	276
Crude oil and condensate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		3,981	3,758	1,316
Crude oil and condensate [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		1,611	2,467	1,316
Crude oil and condensate [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		2,246	1,273
Crude oil and condensate [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		124	18
Natural gas liquids [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		281	206	60
Natural gas liquids [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		218	171	60
Natural gas liquids [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		32	26
Natural gas liquids [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		31	9
Revenue from sale of hydrocarbons [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		13,801	16,615	6,778
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		9,784	12,579	5,329
Revenue from sale of hydrocarbons [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		2,564	1,575
Revenue from sale of hydrocarbons [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Revenue from sale of oil and gas products		1,453	2,461	1,449
Processing and services revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue		184	175	143
Processing and services revenue [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Other revenue		184	175	143
Shipping and other revenue [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other revenue		9	27	41
Shipping and other revenue [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Other revenue				4
Shipping and other revenue [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Other revenue		9	27	37
Production costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(1,562)	(1,281)	(481)
Production costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(1,173)	(975)	(489)
Production costs [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales		(389)	(313)
Production costs [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales			7	8
Royalties excise and levies [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(503)	(596)	(218)
Royalties excise and levies [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(462)	(540)	(218)
Royalties excise and levies [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales		(41)	(39)
Royalties excise and levies [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales			(17)
Inventory movement [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(37)	41	17
Inventory movement [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(40)	44	17
Inventory movement [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales		3	(3)
Inventory movement [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales		0
Costs of production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(2,162)	(1,879)	(713)
Costs of production [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(1,716)	(1,506)	(722)
Costs of production [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales		(438)	(362)
Costs of production [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales		(8)	(11)	9
Shipping and direct sales costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(319)	(279)	(210)
Shipping and direct sales costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(164)	(312)	(197)
Shipping and direct sales costs [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales		(83)	(36)
Shipping and direct sales costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales		(54)	(73)	(45)
Shipping and direct sales costs [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales		(18)	142	32
Trading costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(1,068)	(1,777)	(1,495)
Trading costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(12)	(14)	(3)
Trading costs [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales		(1,056)	(1,763)	(1,492)
Other hydrocarbon costs [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(7)	(19)	(6)
Other hydrocarbon costs [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(7)	(19)	(6)
Other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(7)	(4)	(12)
Other cost of sales [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(7)	(4)	(11)
Other cost of sales [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales				(1)
Movement in onerous contract provision [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales			216	140
Movement in onerous contract provision [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales			216	140
Total other cost of sales [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cost of sales		(1,401)	(1,863)	(1,583)
Total other cost of sales [member] | Operating segments [member] | Australia [member]
Disclosure of operating segments [line items]
Cost of sales		(190)	(349)	(217)
Total other cost of sales [member] | Operating segments [member] | International [member]
Disclosure of operating segments [line items]
Cost of sales		(83)	(36)
Total other cost of sales [member] | Operating segments [member] | Marketing [member]
Disclosure of operating segments [line items]
Cost of sales		(1,110)	(1,620)	(1,397)
Total other cost of sales [member] | Operating segments [member] | Corporate/Other [member]
Disclosure of operating segments [line items]
Cost of sales		$ (18)	$ 142	$ 31